Risk management - Leverage ratio (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Risk management
Loans and borrowings (Note 19)	$ 115,019,566	$ 105,815,527
Cash and cash equivalents (Note 6)	(13,236,875)	(12,336,115)	$ (11,324,835)	$ (15,401,058)
Other financial assets (Note 9)	(2,746,668)	(2,232,775)
Net financial debt	99,036,023	91,246,637
Equity (Note 23)	$ 95,236,419	$ 100,252,480	$ 98,242,364	$ 113,903,089
Leverage (1)	50.98%	47.65%